T. ROWE PRICE RETIREMENT 2045 FUND
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 90.4%
T. Rowe Price Funds:
Growth Stock Fund	1,645,166	90,874	178,122	23,288,907	1,646,060
Value Fund	1,580,502	151,907	199,553	44,638,640	1,510,572
Overseas Stock Fund	664,113	44,854	77,686	63,668,758	639,234
International Value Equity Fund	571,277	105,243	70,155	47,636,130	595,928
International Stock Fund	627,808	59,695	115,389	34,846,553	593,785
Equity Index 500 Fund	563,431	67,496	110,698	6,760,511	532,052
Emerging Markets Stock Fund	413,185	41,392	51,818	9,676,718	415,518
Mid-Cap Growth Fund	345,423	27,074	38,786	3,709,371	325,534
Mid-Cap Value Fund	305,409	31,764	36,269	11,791,332	295,373
New Horizons Fund(2)	230,897	29,188	24,848	3,898,324	235,108
Small-Cap Stock Fund(2)	210,541	15,458	22,520	4,182,033	199,567
Small-Cap Value Fund	195,975	13,998	22,148	4,212,095	178,172
Real Assets Fund	164,963	17,750	18,865	15,070,280	157,786
Total Equity Mutual Funds (Cost $6,361,893)					7,324,689

BOND MUTUAL FUNDS 9.5%
T. Rowe Price Funds:
New Income Fund	393,119	18,281	93,151	33,398,954	332,320
International Bond Fund
(USD Hedged)	126,422	11,699	16,381	12,375,721	125,242
U. S. Treasury Long-Term Fund	182,022	18,430	85,790	8,334,406	121,182
Dynamic Global Bond Fund	83,976	11,956	10,619	9,013,030	82,740
Emerging Markets Bond Fund	54,274	2,875	6,248	4,413,817	51,421
High Yield Fund	35,702	3,875	4,162	5,461,150	35,497
Floating Rate Fund	10,202	10,250	1,770	1,931,983	18,431
Total Bond Mutual Funds (Cost $734,910)					766,833

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2045 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.1%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.26% (3)	38,777	275,855	303,754	10,878,268	10,878
Total Short-Term Investments (Cost $10,878)					10,878
Total Investments in Securities 100.0%
(Cost $7,107,681)					$8,102,400
Other Assets Less Liabilities (0.0)%					(544)

Net Assets 100.0%					$8,101,856

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2045 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(306)	$(2,573)	$1,554
Emerging Markets Bond Fund	(40)	520	2,023
Emerging Markets Stock Fund	9,813	12,759	5,412
Equity Index 500 Fund	35,168	11,823	8,457
Floating Rate Fund	(5)	(251)	423
Growth Stock Fund	97,084	88,142	3,380
High Yield Fund	68	82	1,481
International Bond Fund
(USD Hedged)	2,093	3,502	1,663
International Stock Fund	9,970	21,671	15,545
International Value Equity Fund	(779)	(10,437)	18,055
Mid-Cap Growth Fund	27,821	(8,177)	730
Mid-Cap Value Fund	9,269	(5,531)	4,647
New Horizons Fund	32,349	(129)	—
New Income Fund	2,916	14,071	8,004
Overseas Stock Fund	7,865	7,953	15,145
Real Assets Fund	1,577	(6,062)	4,400
Small-Cap Stock Fund	15,995	(3,912)	—
Small-Cap Value Fund	10,893	(9,653)	1,209
U. S. Treasury Long-Term Fund	19,353	6,520	2,823
Value Fund	33,078	(22,284)	28,010
U. S. Treasury Money Fund	—	—	449
Totals	$314,182#	$98,034	$123,410+

# Capital gain distributions from mutual funds represented $115,644 of the net realized gain
(loss).
+ Investment income comprised $123,410 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2045 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2045 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.